INCOME TAXES - Differences in Tax Rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Composite income tax rate	26.00%	26.00%	26.00%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	(21.00%)	(3.00%)	(13.00%)
International operations subject to different tax rates	0.00%	1.00%	(1.00%)
Taxable income attributable to non-controlling interests	1.00%	0.00%	0.00%
Recognition of deferred tax assets	(4.00%)	(6.00%)	3.00%
Non-recognition of the benefit of current year’s tax losses	(2.00%)	(1.00%)	(2.00%)
Non-deductible expenses and other	7.00%	(10.00%)	(22.00%)
Effective income tax rate	7.00%	7.00%	(9.00%)